Cash and Cash Equivalents (Tables)	6 Months Ended
Jun. 30, 2016
Cash and Cash Equivalents [Abstract]
Cash and Cash Equivalents

	June 30, 2016	December 31, 2015
Cash on hand and at banks	$50,451	$51,831
Short-term deposits	19,085	2,974
Total cash and cash equivalents	$69,536	$54,805